Income Tax and Tax Payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Tax and Tax Payables (Details) [Line Items]
Income tax, description	The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018 and 2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
Effective income tax rate	338.00%	8.00%
Operating loss carryforwards	$ 550		$ 130
PRC [Member]
Income Tax and Tax Payables (Details) [Line Items]
Effective income tax rate	25.00%